SHORT-TERM INVESTMENTS - Summary of Short-Term Investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Disclosure of short-term investments
Exclusive investment fund	[1]
Mutual investment funds	[2]	1,228,093	896,212
Treasury bills	[3]	539,450	646,586
Government securities (LFT)	[4]	31,415	435,898
DBV fund		35,235	36,921
Restricted cash		1,481	44
Total short-term investments		1,835,674	2,015,661
Current		1,800,439	1,978,740
Non-current		R$ 35,235	R$ 36,921

[1]	The Company concentrate most of its investments in an Exclusive Investment Fund, which holds interest in shares of the Essential Investment Fund.

The values of the shares held by the Parent Company are presented under the item “Exclusive Investment Fund” at the Parent Company. The financial statements of the Exclusive Investment Fund, in which the group has exclusive participation (100% of the shares), were consolidated, except for the shares of the InstitutoNatura, and the amounts of its portfolio were segregated by type of investment and classified as cash and short-term investments, based on the accounting practices adopted by the Company. For the purposes of consolidated presentation, the exclusive investment fund balance, as well as the positions of the other subsidiaries are presented according to the financial component.

The balance as of December 31, 2022, related to the “Crer para Ver” line within the exclusive investment fund is R$91,340 (R$96,070 as of December 31, 2021).
[2]	Mutual investment funds refer to the investments of some subsidiaries of the Company, which are concentrated in the entities of Argentina, Chile, Colombia and Mexico.
[3]	As of December 31, 2022, investments in treasury bills are remunerated at an average rate of 109.69% of the CDI (120.0% as of December 31, 2021).
[4]	As of December 31, 2022, investments in Government securities (LFT) are remunerated at an average rate of 100.02% of the CDI (102.0% of the CDI as of December 31, 2021).